Statement of Consolidated Equity - USD ($) $ in Millions	Total	Common Stock [Member]		Common Stock [Member] Emergency [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Capital Units [Member]	Noncontrolling Interest [Member]
Balance at beginning of period (Predecessor) at Dec. 31, 2013							$ (36)	$ (11,947)	$ 1
Net income (loss) attributable to Predecessor | Predecessor	$ (6,229)							(6,229)
Investment in subsidiary by noncontrolling interests | Predecessor									1
Cash flow hedges - change during period | Predecessor	1						1
Effects of stock-based incentive compensation plans | Predecessor								2
Other | Predecessor									(2)
Balance at end of period (Predecessor) at Dec. 31, 2014	(18,209)						(35)	(18,174)	0
Total Predecessor membership interests at end of period | Predecessor	(18,209)
Net income (loss) attributable to Predecessor | Predecessor	(4,677)							(4,677)
Investment in subsidiary by noncontrolling interests | Predecessor									0
Cash flow hedges - change during period | Predecessor	2						2
Effects of stock-based incentive compensation plans | Predecessor								0
Other | Predecessor									0
Balance at end of period (Predecessor) at Dec. 31, 2015	(22,884)	$ (22,851)					(33)	(22,851)	0
Total Predecessor membership interests at end of period | Predecessor	(22,884)
Net income (loss) attributable to Predecessor | Predecessor	22,851							22,851
Investment in subsidiary by noncontrolling interests | Predecessor									0
Cash flow hedges - change during period | Predecessor	1						33
Effects of stock-based incentive compensation plans | Predecessor								0
Other | Predecessor									0
Balance at end of period (Successor) at Oct. 02, 2016					$ 7,737	$ 0	0
Balance at end of period (Predecessor) at Oct. 02, 2016	0						0	0	0
Balance at beginning of period (Predecessor) at Dec. 31, 2015	(22,884)	(22,851)					(33)	(22,851)	0
Net income (loss) attributable to Predecessor | Predecessor	(656)	(656)
Balance at end of period (Predecessor) at Sep. 30, 2016	(23,539)	(23,507)					(32)
Balance at beginning of period (Predecessor) at Dec. 31, 2015	(22,884)	(22,851)					(33)	(22,851)	0
Balance at end of period (Successor) at Dec. 31, 2016	6,597	4	[1]		7,742	(1,155)	6
Total Predecessor membership interests at end of period | Predecessor	0
Balance at beginning of period (Successor) at Oct. 02, 2016					7,737	0	0
Balance at beginning of period (Predecessor) at Oct. 02, 2016	0						0	$ 0	$ 0
Effects of stock-based incentive compensation plans | Successor					4
Net income (loss) attributable to Predecessor | Successor	(163)					(163)
Pension and other postretirement employee benefit liability - change in funded status | Successor							6
Cash flow hedges - change during period | Successor	0
Common stock, value issued | Successor				$ 4	1
Dividends declared on common stock ($2.32 per share) | Successor						(992)
Balance at end of period (Successor) at Dec. 31, 2016	6,597	4	[1]		7,742	(1,155)	6
Effects of stock-based incentive compensation plans | Successor	13				13
Net income (loss) attributable to Predecessor | Successor	325					325
Balance at end of period (Successor) at Sep. 30, 2017	$ 6,935	$ 4	[1]		$ 7,755	$ (830)	$ 6

[1]	Authorized shares totaled 1,800,000,000 at September 30, 2017. Outstanding shares totaled 427,597,368 and 427,580,232 at September 30, 2017 and December 31, 2016, respectively.